Shareholder Report, Line Graph (Details) B578315_Direxion Auspice Broad Commodity Strategy ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Mar. 30, 2017	Oct. 31, 2025
Direxion Auspice Broad Commodity Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Direxion Auspice Broad Commodity Strategy ETF NAV
Accumulated Value	$ 15,445	$ 14,891	$ 14,410	$ 13,568	$ 9,597	$ 9,724	$ 9,894	$ 9,528	$ 10,000	$ 16,005
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500® Index
Accumulated Value	27,550	19,961	18,123	21,224	14,851	13,536	11,840	11,030	10,000	$ 33,460
Auspice Broad Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Auspice Broad Commodity Index
Accumulated Value	$ 13,558	$ 13,627	$ 13,693	$ 12,907	$ 9,079	$ 9,221	$ 9,706	$ 9,403	$ 10,000	$ 13,572